Description of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements are presented in conformity with accounting principles accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts and operations of the Company, inclusive of its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Certain prior period amounts reported in our condensed consolidated financial statements and notes thereto have been reclassified to conform to current period presentation.
The Merger was accounted for as a reverse capitalization in accordance with accounting principles accepted in the United States of America (“US GAAP”). The Merger was first accounted for as a capital reorganization whereby the Company was the successor to its predecessor Maven Topco. As a result of the first step described above, the existing shareholders of Maven Topco continued to retain control through ownership of the Company. The capital reorganization was immediately followed by the acquisition of dMY, which was accounted for within the scope of Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Under this method of accounting, dMY was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on post-combination relative voting rights, composition of the governing board, relative size of the pre-combination
entities, and intent of the Merger. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing stock for the net assets of dMY, accompanied by a recapitalization. The net assets of dMY were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of legacy Maven Topco. Upon Closing, outstanding capital stock of legacy shareholders of Maven Topco was converted to the Company’s common stock, in an amount determined by application of the exchange ratio of 37.38624 (“Exchange Ratio”), which was based on Maven Topco’s implied price per share prior to the Merger. For periods prior to the Merger, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio.

Foreign Currency
Foreign Currency
The accompanying consolidated financial statements are presented in United States Dollars (“USD”), which is the Company’s reporting currency. The Company’s functional currency is the Pound Sterling (“GBP”). For transactions entered into in a currency other than its functional currency, monetary assets and liabilities are re-measured
into GBP at the current exchange rate as of the applicable balance sheet date, and all non-monetary
assets and liabilities, along with equity are
re-measured
at historical rates. Income and expenses are
re-measured
at the average exchange rate prevailing during the period. Gains and losses resulting from foreign exchange transactions and revaluation of monetary assets and liabilities in non-functional
currencies are included in other income (expense) in the consolidated statements of operations. Translation adjustments resulting from the process of translating local currency financial statements into USD are included in determining other comprehensive income (loss).

Comprehensive Loss
Comprehensive Loss
Comprehensive loss consists of the Company’s net loss and foreign currency translation adjustments related to the effect of foreign exchange on the value of the Company’s assets and liabilities denominated in currencies other than USD. The cumulative net translation gain or loss is included in the Company’s consolidated statements of comprehensive loss.

Business Combinations
Business Combinations
The Company allocates the fair value of consideration transferred to the tangible and intangible assets acquired, and liabilities assumed based on their estimated fair values. The excess of the fair value of consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require the Company to make significant estimates and assumptions, especially with respect to intangible assets. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual values may differ from estimates. Allocation of consideration transferred to identifiable assets and liabilities affects the Company’s amortization expense, as acquired finite-lived intangible assets are amortized over their useful lives, whereas any indefinite lived intangible assets, including goodwill, are not amortized. During the measurement period, which is not to exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, the valuation allowance for deferred tax assets, stock-based compensation including the fair value of equity awards, fair value of warrant liability, fair value estimates of derivatives, allowance for doubtful accounts, revenue recognition, fair value of contingent consideration, purchase price allocation including fair value estimates of intangible assets and goodwill, the estimated useful lives of property and equipment and intangible assets and capitalization of internally developed software costs. The Company bases its estimates on historical experience and also on assumptions that it believes are reasonable. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s consolidated balance sheets, statements of operations and comprehensive loss.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, may choose to adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity and Capital Resources
Liquidity and Capital Resources
The Company experienced operating losses for the years ended December 31, 2021, 2020 and 2019. The Company expects to continue to incur operating losses due to the investments it intends to make to its business, including development of products. Based on anticipated spend, timing of expenditure assumptions, along with market conditions, the Company expects that its cash will be sufficient to fund its operating expenses and capital expenditure requirements for at least one year after issuance of the accompanying consolidated financial statements. The Company may seek to raise additional funds through either equity or debt issuances to continue its investment in new product launches and related marketing initiatives and make strategic acquisitions. If the Company is unable to raise additional capital when desired and on reasonable terms, the business, results of operations, and financial condition could be adversely affected. The Company’s long-term success is dependent upon its ability to successfully market its products and services; generate revenue; maintain or reduce its operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations.

Significant Risks and Uncertainties
Significant Risks and Uncertainties
The Company is subject to those risks common in the sports betting industry and also those risks common to highly regulated industries including, but not limited to, the possibility of not being able to successfully develop or market its products; foreign currency risk; technological obsolescence; competition; dependence on key personnel and key external alliances; the successful protection of its proprietary technologies data, and intellectual property rights; branding; compliance with government regulations and specifically with data protection and privacy laws; litigation; systems and infrastructure failure; interest rate risk; seasonal fluctuations; ability to grow via strategic acquisitions and successfully integrate the acquired businesses; fraud, corruption, or negligence related to sports events; and the possibility of not being able to obtain additional financing when needed.
The outbreak of
COVID-19
has negatively affected economic conditions regionally as well as globally, and has caused a reduction in consumer spending and continues to have an unpredictable impact on consumer spending and the operation of leisure and sporting events. Efforts to contain the effect of the virus have included business closures, travel restrictions and restrictions on public gatherings and events. Governments around the world, including governments in Europe and state and local governments in the U.S., restricted business activities and strongly encouraged, instituted orders or otherwise restricted individuals from leaving their home. To date, governmental authorities imposed or recommended various measures, including social distancing, quarantine and stay-at-home
or
“shelter-in-place”
directives, limitations on the size of gatherings, closures of work facilities, schools, public buildings and businesses, and cancellation of events, including sporting events, concerts, conferences and meetings.
The direct impact on the Company’s business and the business of the Company’s customers, including sports organizations and bookmakers, beyond disruptions in normal business operations in several of the Company’s and customers’ offices and business establishments, has been primarily through the suspension, postponement and cancellation of sports and sporting events primarily during 2020 and the start of 2021. The suspension, postponement and cancellation of sporting events affected by
COVID-19
reduced the volume of sporting events on which the Company collected data and had an adverse impact on the Company’s revenue and the revenue of the Company’s customers and sports organizations for the year ended December 31, 2020. Additionally, as a result of the cancellation of major and professional sporting events, bookmakers increased demand for lower-tier events. Providing data for such lower-tier and amateur events to meet this demand exposed our business to additional risk, including risks related to fraud, corruption or negligence, reputational harm, regulatory risk, privacy risk and certain other risks related to our international operations. Although sports seasons and sporting events recommenced during 2021, the rapid development and fluidity of this situation precludes any prediction as to the ultimate impact of
COVID-19,
which remains a material uncertainty and risk with respect to us, our performance, and our financial results. The revenue of the Company’s customers and sports organizations and the Company’s revenue continues to depend on sports events taking place, and the Company may not generate as much revenue as we would have without the cancellation or postponements in the wake of
COVID-19
and its variants. Any significant or prolonged decrease in sporting events and in consumer spending on entertainment or leisure activities could adversely affect the demand for offerings of the Company’s customers and sports organizations and, in turn, the Company’s offerings, reducing the Company’s cash flows and revenues, and thereby materially harm the Company’s business, financial condition, results of operations and prospects.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Company maintains the majority of its cash balances in accounts held by major banks and financial institutions, which management believes to be of high credit quality, and generally located in regions where the Company operates. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
As of December 31, 2021, one customer accounted for 11% of the Company’s accounts receivable. No individual customer accounted for 10% or more of the Company’s accounts receivable as of December 31, 2020.
As of December 31, 2021, one vendor accounted for 61% of the Company’s accounts payable. As of December 31, 2020, one vendor accounted for 17% of the Company’s accounts payable.

Segment Information
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), consisting of the Company’s chief executive officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. In addition, the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. As a result, management has determined that the Company’s business operates in a single operating segment. Since the Company operates as one operating segment, all required financial segment information can be found in the consolidated financial statements.

Cash Equivalents
Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The Company had no restricted cash amounts as of December 31, 2021 and 2020.

Accounts Receivable
Accounts Receivable
Accounts receivable represent amounts billed to customers in accordance with contract terms for which payment has not yet been received. Receivables are not collateralized and do not bear interest. Receivables are presented net of the allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts to reduce the Company’s receivables to net realizable value. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence.

Financial Assets
Financial Assets
Notes receivables are measured at the fair value of consideration transferred, net of transaction costs, and are measured subsequently at amortized cost using the effective interest method.
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carried a 2.5% annual interest rate and was a full-recourse loan. As of December 31, 2021 and 2020, the outstanding balance on the executive notes receivable, inclusive of interest, was zero and $4.7 million, respectively. See Note 9 –
Other Assets
and Note 20 –
Related Party Transactions
.

Inventory
Inventory
Inventory mainly consists of video and other camera equipment for resale to customers. Inventory is stated at the lower of cost or net realizable value. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in,
first-out
basis. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. The Company assesses inventory quarterly for slow moving products and potential impairment, and records write-downs of inventory to cost of revenue. The Company had no significant inventory write-downs in the years ended December 31, 2021, 2020 and 2019. Inventory is included in other current assets in the consolidated balance sheets. As of December 31, 2021 and 2020, total inventory consisted of finished goods of $0.5 million and $0.4 million, respectively.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs consist of direct legal, accounting and other fees related to the merger with dMY Technology Group, Inc. II (see Note 2 –
Reverse Capitalization
). These costs are capitalized as incurred in other current assets in the consolidated balance sheets and were offset against the merger proceeds within shareholders’ equity (deficit) upon the consummation of the merger. Deferred offering costs as of December 31, 2021 and 2020 were zero and $2.1 million, respectively.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of respective assets. The estimated useful lives of the Company’s assets are as follows:

Estimated Useful Lives
(years)
Buildings	50
IT equipment	3
Furniture and fixtures	4
Other equipment	10
For leasehold improvements, the estimated useful lives are limited to the shorter of the useful life of the asset or the term of the lease. Expenditures for maintenance and repairs are charged to expense as incurred. When an asset is sold or otherwise disposed of, the cost and associated accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized in the consolidated statements of operations.

Internally Developed Software
Internally Developed Software
Software that is developed for internal use is accounted for pursuant to ASC
350-40
, Intangibles, Goodwill and Other

—

Internal-
Use
Software
(“ASC
350-40”).
Qualifying costs incurred to develop
internal-use
software are capitalized when (i) the preliminary project stage is completed, (ii) management has authorized further funding for the completion of the project and (iii) it is probable that the project will be completed and performed as intended. These capitalized costs include salaries for employees who devote time directly to developing internal-use
software and external direct costs of services consumed in developing the software. Capitalization of these costs ceases once the project is substantially complete and the software is ready for its intended purpose. Internally developed software is amortized using the straight-line method over an estimated useful life of three years and the related amortization expense is classified as cost of revenue in the consolidated statements of operations.

Intangible Assets
Intangible Assets
Intangible assets acquired in a business combination are recognized at fair value using generally accepted valuation methods deemed appropriate for the type of intangible asset acquired and reported net of accumulated amortization, separately from goodwill. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives.
Data rights
Data rights are finite-lived intangible assets amortized on a straight-line basis over their estimated useful life of ten years. Data rights represent legally protected rights to collect sports data for use in the Company’s product offerings and are typically generated through business combinations. The related amortization expense is classified in cost of revenue in the consolidated statements of operations.
Technology
Technology is finite-lived intangible asset amortized on a straight-line basis over its estimated useful life of three years. Technology primarily represents Genius Sports proprietary sports management technology platform generated through business combinations. The related amortization expense is classified as cost of revenue in the consolidated statements of operations. Technology also includes other acquired third party software not acquired in business combinations. The related amortization expense for third-party software is generally classified as general and administrative and research and development expenses in the consolidated statements of operations.
Marketing Products
Marketing products are finite-lived intangible assets amortized on a straight-line basis over their estimated useful lives, ranging from three to fifteen years. Marketing products include customer contracts and trademarks generated through business combinations. The related amortization expense is classified as general and administrative expense in the consolidated statements of operations.

Goodwill
Goodwill
Goodwill represents the difference between the purchase price and the fair value of assets and liabilities acquired in a business combination. Goodwill is not amortized. The Company has a single reporting unit. The Company reviews goodwill for impairment annually on the first day of its fourth quarter and also if events or changes in circumstances indicate the occurrence of a triggering event. The Company reviews goodwill for impairment by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, except for goodwill, primarily consist of property and equipment and finite-lived intangible assets. Long-lived assets, except for goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount of the underlying asset or asset group exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2021, 2020 and 2019.

Leases
Leases
An arrangement is or contains a lease if there are specified assets and the right to control the use of a specified asset is conveyed for a period in exchange for consideration. Upon lease inception, the Company classifies leases as either operating or capital leases. Leases are classified as capital leases when the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. Capital leases are recognized on the consolidated balance sheets, whereas operating leases are not. The Company did not have any capital leases in the years ended December 31, 2021, 2020 and 2019, respectively. For operating leases, the Company recognizes rent expense on a straight-line basis over respective lease terms.

Investments
Investments
The Company uses the equity method when it has the ability to exercise significant influence over operating and financial policies of an entity but does not have control of the entity. Under the equity method of accounting, an investment is initially recorded on the balance sheet at cost, representing the Company’s proportionate share of fair value. The investment is subsequently adjusted to reflect the Company’s proportionate share of net earnings or losses recognized, distributions received, contributions made and certain other adjustments, as appropriate. The Company does not record losses of the equity method investee in excess of its investment balance unless the Company is liable for obligations of the equity method investee or is otherwise committed to provide financial support to the equity method investee.
The Company held no equity method or other investments as December 31, 2021 and 2020.

Derivatives
Derivatives
The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the consolidated financial statements.
The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of debt instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract and recorded on the consolidated balance sheets at fair value. An evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results.
Public and Private Placement Warrants
The Company accounts for Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (ASC 480) and ASC 815, Derivatives and Hedging (ASC 815). Specifically, the Public and Private Placement Warrants meet the definition of a derivative but do not qualify for an exception from derivative accounting since the warrants are not indexed to the Company’s stock and therefore, are precluded from equity classification. Since the Public and Private Placement Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the Merger, with subsequent changes in their respective fair values recognized in the consolidated statement of operations. See Note 11 –
Derivative Warrant Liabilities
below for further discussion of the Warrants.

Short-term and Long-term Borrowings
Short-term and Long-term Borrowings
The Company accounts for its loan instruments using an amortized cost model. Debt issuance costs, lender fees, and allocated proceeds to other financial instruments issued simultaneously to lenders reduce the initial carrying amount of the loan instruments. The carrying value is accreted to the stated principal amount at contractual maturity using the effective-interest method with a corresponding charge to interest expense. Debt discounts are presented on the consolidated balance sheets as a direct deduction from the carrying amount of related debt.

Fair Value Measurement
Fair Value Measurement
Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis under ASC 820, Fair Value Measurements and Disclosures, include warrant liabilities and contingent consideration (see Note 16 –
Fair Value Measurements
for details). The Company also measures certain other instruments, including stock-based compensation awards and certain assets and liabilities acquired in a business combination at fair value on a nonrecurring basis. The determination of fair value involves the use of appropriate valuation methods and relevant inputs into valuation models. The fair value of the Company’s other assets and liabilities, which qualify as financial instruments under ASC 820 approximates the carrying amounts represented in the consolidated balance sheets.

Revenue Recognition
Revenue Recognition
Effective January 1, 2019, Genius Sports adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) and ASC
340-40,
Other Assets and Deferred Costs—Contracts with Customers (“ASC
340-40”).
Genius Sports adopted ASC 606 using the full retrospective method. The cumulative effect of the adoption was immaterial to the consolidated financial statements.
ASC 606 requires companies to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the standard requires more detailed disclosures to enable readers of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.
The Company determines revenue recognition through the following steps:

•	Identify the contract, or contracts, with the customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to performance obligations in the contract; and

•	Recognize revenue when, or as, the Company satisfies performance obligations by transferring the promised good or services.
Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. The Company primarily recognizes revenue from the delivery of products and services to customers in connection with the major product groups described below.
Nature of Products and Services
Betting Technology, Content and Services
The Company primarily provides official sports data for
in-game
and
pre-match
betting, outsourced trading and risk management services through the Company’s proprietary sportsbook platform to sportsbook operators. Customers access the Company’s sportsbook platform and associated services through the cloud in a hosting service over the contract term. Customers do not take possession of the software. The Company stands ready to provide official sports data and services on a continuous basis through the platform over the contract term.
In conjunction with the platform, the Company also provides customers with software updates to its sportsbook platform and technical support. These services are provided to customers on a continuous basis over the contract term, and therefore, revenue is recognized on a consistent basis with the platform hosting service.
Customers contract for the platform either under fixed fee or profit share arrangements. In fixed fee arrangements customers generally pay a fixed price for access to the official data and services platform. The fixed fee covers a minimum number of sporting events, and customers pay overages for events above the minimum. Payments are generally made either quarterly or monthly in advance. For overages, the Company estimates these amounts as variable consideration and applies the constraint to the extent it is probable there will be a significant reversal of cumulative revenue. The Company uses a time-elapsed measure of progress to recognize revenue as the Company provides access to the platform over the contract term.
In profit share arrangements, the Company generates revenues based on a percentage of sportsbook operator profits. These arrangements generally do not specify a minimum number of sporting events. The Company generally invoices for these arrangements monthly in arrears. Variable consideration is allocated to distinct time increments of the service and recognized over the contract term as the Company satisfies each time increment of the service. Certain profit share arrangements also contain fixed fees but no minimum number of sporting events. In these contracts, the Company recognizes the fixed fees as revenue using a time-elapsed measure of progress to recognize revenue as the Company provides access to the platform over the contract term.
Media Technology, Content and Services
Media Technology
The Company primarily provides advertising services to sports leagues and federations, along with sportsbook operators, and other global brands in the sports ecosystem. These services generally include personalized online marketing campaigns in which the Company, through its cloud-based marketing platform, uses real-time sports data to identify target audiences, manages the acquisition of digital advertising space, and transmits advertisements on behalf of its customers.
The services are generally provided over a contract term of one year or less. The arrangements contain fixed fees, which are generally prepaid by customers. Revenue is recognized over time as the services are performed using an input method based on costs to secure advertising space. The Company is the principal in these arrangements as it is primarily responsible for delivering the advertisements, and bears inventory risk; therefore, revenue is presented gross.
Creative Video Marketing
The Company provides customers with data driven video marketing capabilities through a creative performance platform. Customers generally access the Company’s SaaS creative performance platform through a fixed fee annual license model. Customers do not take possession of the platform’s underlying software. Revenue is recognized over time as the Company stands ready to provide access to the platform on a continuous basis over the contract term.
Customers may also choose to engage the Company and leverage the creative performance platform to create bespoke, scalable video marketing assets for campaigns. Campaigns are short-term in nature, covering a period of one year or less. Customers do not receive access to the platform, instead, taking control of the video marketing assets created by the Company upon delivery and acceptance. The Company recognizes revenue at the point in time at which control of the video marketing assets transfers to the customer.
Fan Engagement
The Company provides customers with a suite of technology solutions for digital fan engagement products and free to play (“F2P”) games. Customers subscribe to the products through a fixed fee annual license model, subject to certain variable components. The Customers do not take possession of the products and F2P games as they are accessed through a hosted service over a specified number of events or defined sporting season. Revenue is recognized over-time on a straight-line basis as customers receive and consume benefit of the products and F2P over the course of the number of events or defined sporting season.
Sports Technology and Services
Sports Technology
The Company provides technology that enables sports leagues and federations to capture, manage, and distribute their official sports data, along with other tools and services and updates and technical support. These software solutions are tailored for specific sports. Customers access the Company’s sports technology through the cloud in a hosting environment over the contract term. Customers typically do not have the ability take possession of the software. Depending on the service, the Company either stands ready to provide the hosting service on a continuous basis over the contract term or offers the hosting service for a specified number of events or defined sporting season.
In connection with these hosting services, the Company primarily receives noncash consideration in the form of official sports data and streaming rights, along with other rights. Because there is not a readily determinable fair value for these unique data rights, the Company estimates the fair value of noncash consideration by reference to the estimated standalone selling price of the services promised to the customer maximizing the use of observable inputs. Revenue is recognized either ratably over the contract term or as the services are provided by event or season, depending on the nature of the performance obligation.
In conjunction with the hosting service, the Company also provides customers with software updates and technical support. Revenue is recognized for the services on a consistent basis with the hosted service.
The Company also provides sports leagues and federations with integrity services inclusive of active bet monitoring solutions that flag suspicious betting activity, along with educational and other consultancy services. These services are often bundled in arrangements for other Sports Technology and Services where the Company receives noncash consideration. However, integrity services are also sold on a standalone basis in fixed fee arrangements. Revenue is recognized either ratably over the contract term or as the services are provided, depending on the nature of the performance obligation.

Tracking, Analytics and Video Augmentation
The Company provides sports teams and leagues with player tracking systems that capture and produce fast and accurate location data used to power new ways to understand, evaluate, improve and create content their game. Customers generally contract for the combined output of the tracking service and the tracking data platform under a fixed fee arrangement. Customers access the Company’s tracking data platform through the cloud in a hosting service over the contract term. Customers do not take possession of the underlying software for the tracking data platform. The Company stands ready to provide tracking services and access to the tracking data platform on a continuous basis through the hosted service over the contract term. The tracking equipment is generally leased to customers in an operating lease arrangement, with equipment rental income accounted for under the scope of ASC 840
Leases
rather than the ASC 606. Equipment rental income, if material, is disclosed separately as other revenue in Note 4 –
Revenue
.
Sports teams and leagues can purchase access to separate data analytics programs through a fixed fee annual license model. Customers access the Company’s data analytics programs through the cloud in a hosting service over the contract term. Customers do not take possession of the underlying software in the data analytics programs. The Company stands ready to provide access to the data analytics programs on a continuous basis over the contract term.
The Company provides sports leagues and media partners with real-time video augmentation services that allow for the production of informative and visually appealing content to drive fan engagement. Customers generally agree a fixed fee and a fixed number of matches for which augmented video streams will be provided. The video augmentation services are generally provided over a contract term of one year or less. Revenue is recognized over time using an output method based on video augmentations delivered.
Other Policies, Judgments, and Practical Expedients
Arrangements with Multiple Performance Obligations
The Company’s contracts for Betting Technology, Content and Services and Sports Technology and Services often involve multiple performance obligations. For these contracts, the Company applies judgment and accounts for individual goods or services separately if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company determines the standalone selling price of goods or services based on an observable standalone selling price when it is available, as well as other factors, including standalone sales of similar goods or services, cost plus a reasonable margin, the price charged to customers, discounting practices, and overall pricing objectives, while maximizing observable inputs.
Significant Financing Components
In certain contracts, the Company receives payment from a customer either before or after the performance obligation has been satisfied. In these instances where the timing of revenue recognition differs from the timing of payment, the expected timing difference between payment and satisfaction of performance obligations for the Company’s contracts is generally one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money. Any other differences between receipt of payment and satisfaction of performance obligations do not include a significant financing component because the primary purpose is not to receive or provide financing to customers.
Contract Modifications
The Company may modify contracts to offer customers additional goods or services. Each of the additional goods and services are generally considered distinct from those goods or services transferred to the customer before the modification. The Company evaluates whether the contract price for the additional goods and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, the Company accounts for the additional goods or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, the Company accounts on a prospective basis where the remaining goods and services are distinct from the original items and on a cumulative catch-up
basis when the remaining goods and services are not distinct from the original items.
Judgments and Estimates
The Company applies judgment in determining whether it is the principal or agent in providing products and services to customers. The Company generally controls all products and services before transfer to customers as the Company is primarily responsible to deliver the products and services to customers, bears inventory risk, and has discretion in establishing prices.
Accounting for contracts recognized over time under ASC 606 involves the use of various techniques to estimate total contract revenue and costs. Due to uncertainties inherent in the estimation process, it is possible that estimates of variable consideration or costs to complete a performance obligation will be revised in the near-term. The Company reviews and updates its contract-related estimates, and records adjustments as needed.

In fixed fee Betting Technology, Content and Services arrangements the Company applies the expected value method to estimate variable consideration in the contract, primarily factoring its historical experience with similar contract-types and customer relationships, along with expected market activity and customer forecasts. In applying the constraint, the Company considers susceptibility of variable consideration to factors outside the Company’s control (i.e., market volatility and actions by customers). Additionally, the Company considers historical experience with similar contract types and customer relationships, as well as the broad range of possible consideration amounts associated with overages for a given customer contract.
For fixed fee Betting Technology, Content and Services arrangements with variable consideration associated with overages to the extent the Company’s estimate of the transaction price, including consideration of the constraint changes, the Company records a cumulative-effect adjustment to adjust revenue recognized to date. For those performance obligations for which revenue is recognized using an input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis
in the period in which the revisions to the estimates are made. The impact of application of catch-up adjustments
were immaterial in the periods presented.

Costs Capitalized to Obtain Contracts with Customers
Costs Capitalized to Obtain Contracts with Customers
The Company capitalizes incremental costs of obtaining contracts with customers. The Company has determined that certain internal sale force incentive programs meet the requirements to be capitalized. The Company applies the practical expedient to expense costs as incurred for costs to obtain contracts with customers when the amortization period would have been one year or less. Capitalized incremental costs are recognized over related contract terms. Capitalized amounts are recoverable through future revenue streams under all non-cancelable
customer contracts. The Company periodically evaluates whether there have been any changes in its business, the market conditions in which it operates or other events which would indicate that its amortization period should be changed or if there are potential indicators of impairment.
Capitalized costs to obtain contracts with customers are included in other assets in the accompanying consolidated balance sheets. Amortization of capitalized costs to obtain contracts with customers is included in sales and marketing expense in the accompanying consolidated statements of operations.
During the year-ended December 31, 2021, the Company capitalized $1.0 million of costs to obtain contracts with customers and amortized $0.8 million. During the year-ended December 31, 2020, the Company capitalized $0.7 million of costs to obtain contracts with customers and amortized $0.5 million. During the year ended December 31, 2019, the Company capitalized $1.3 million of costs to obtain contracts with customers and amortized $0.2 million. There were no impairments of costs to obtain contracts with customers for all periods presented in the accompanying consolidated financial statements.

Cost of Revenue
Cost of Revenue
Cost of revenue consists primarily of expenses associated with the delivery of the Company’s products and services. These include but are not limited to expenses associated with data collection/procurement, third-party data rights, data production, server and bandwidth costs, client services, along with media and advertising costs directly associated with the Company’s media offerings. Cost of revenue also includes costs of inventory, costs associated with personnel salaries and benefits, stock-based compensation, sales commissions, depreciation of property and equipment, amortization of internal use software, and amortization of acquired data rights, technology, and marketing products.

Sales and Marketing
Sales and Marketing
Sales and marketing expenses consist primarily of expenses associated with advertising, events sponsorship, association memberships, marketing subscriptions, consulting costs, amortization of contract costs, stock-based compensation and related personnel costs and benefits.

Research and Development
Research and Development
Research and development expenses consist primarily of costs incurred for the development of new products related to the Company’s platform and services, as well as improving existing products and services. The costs incurred include stock-based compensation, related personnel salaries and benefits, facility costs server and bandwidth costs consulting costs, and amortization of production software costs. To date, research and development expenses have been expensed as incurred and included in the consolidated statements of operations.

General and Administrative
General and Administrative
General and administrative expenses consist of stock-based compensation, personnel salaries and benefits, legal-related costs, other professional service fees, rent expense and depreciation of property and equipment.

Transaction Expenses
Transaction Expenses
Transaction expenses consist primarily of advisory, legal, accounting, valuation, and other professional or consulting fees in connection with the Company’s corporate development activities. Direct and indirect transaction expenses in a business combination are expensed as incurred when the service is received.

Stock-based Compensation
Stock-based Compensation
The Company records stock-based compensation in accordance with ASC 718,
Compensation

—

Stock Compensation
(“ASC 718”). The Company measures the cost of stock-based awards including restricted shares and stock options granted to employees and directors based on the grant date fair value of the awards. For stock-based awards subject only to service conditions, the Company recognizes compensation cost for these awards on a straight-line basis over the requisite service period. For stock-based awards subject to market conditions, the Company recognizes compensation cost on a tranche-by-tranche
basis (the accelerated attribution method). The Company’s
equity-classified non-employee awards
are measured based on the grant date fair value of the awards and the Company recognizes compensation cost on a tranche-by-tranche
basis. The Company elects to recognize the effect of forfeitures in the period they occur.

Income Taxes
Income Taxes
Income taxes are accounted under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If it is determined that deferred tax assets would be realized in the future, in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process which includes (1) determining whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, recognized income tax positions are measured at the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included in the deferred tax liability line in the consolidated balance sheets.

Net Loss Attributable Per Share to Common Shareholders
Net Loss Attributable Per Share to Common Shareholders
Basic net loss per share attributable to common shareholders is computed by dividing the Company’s net loss attributable to common shareholders by the weighted-average number of common shares used in the loss per share calculation during the period. Diluted net loss per share attributable to common shareholders is computed by giving effect to all potentially dilutive securities, including stock options. Basic and diluted net loss per share attributable to common shareholders are the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive.

Commitments and Contingencies
Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount within a range of loss can be reasonably estimated. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-02
codified as ASC 842, Leases (“ASC 842”), which addresses the recognition and measurement of leases. Under the new guidance, for all leases (with the exception of short-term leases), at the commencement date, lessees will be required to recognize a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use
(“ROU”) asset, which is an asset that represents the lessee’s right to control the use of a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. In July 2018, the FASB issued ASU
2018-11,
Targeted Improvements – Leases (Topic 842). This update provides an alternative transition method that allows entities to elect to apply the standard prospectively at its effective date, versus recasting the prior periods presented. In June 2020, the FASB issued ASU
2020-05,
deferring the effective date for one year for all other entities to annual periods beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022. The Company plans to adopt ASC 842 using the alternative transition method for our annual reporting period beginning on January 1, 2022. The qualitative and quantitative effects of adoption of ASC 842 are still being analyzed, and the Company is in the process of evaluating the full effect, including the total amount of both financing and operating leases, the new guidance will have on the consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses
(Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU
2019-12,
Income Taxes
(Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements and does not expect it to have a material impact on the consolidated financial statements.

Recently Adopted Accounting Guidance
Recently Adopted Accounting Guidance
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation - Stock Compensation (Topic 718), to simplify the accounting for stock-based payments to non-employees
by aligning it with the accounting for stock-based payments to employees, with certain exceptions. Under the new standard, equity-classified non-employee
awards will be initially measured on the grant date and
re-measured
only upon modification, rather than at each reporting period. Measurement will be based on an estimate of the fair value of the equity instruments to be issued. Refer to Note 1
5
–
Stock-based Compensation
for the impact of the standard on the Company’s consolidated financial statements, for non-employee
stock compensation.
In August 2018, the FASB issued ASU
2018-15,
Intangibles Goodwill and Other
Internal-Use
Software (Topic
350-40).
This ASU addresses users’ accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also adds certain disclosure requirements related to implementation costs incurred for internal-use
software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). ASU
2018-15
is effective for fiscal years beginning January 1, 2021. The amendments in this ASU can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company adopted the standard and the adoption had no material impact on the Company’s consolidated financial statements.